Supplementary Balance Sheet Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accruals - other:
Payroll and related expenses	$ 797	$ 899
Government institutions	645	218
Accrued vacation pay	91	79
Accrued expenses and sundry	515	305
Accounts payable and accruals - other	$ 2,048	$ 1,501